ORGANIZATION	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
ORGANIZATION
New Senior Investment Group Inc. (“New Senior,” “we,” “us” or “our”) is a Real Estate Investment Trust (“REIT”) primarily focused on investing in private pay senior housing properties. We were formed as a Delaware limited liability company in 2012 and converted to a Delaware corporation on May 30, 2014 and changed our name to New Senior Investment Group Inc. on June 16, 2014.

As of December 31, 2017, we owned a diversified portfolio of 133 primarily private pay senior housing properties located across 37 states. We are listed on the New York Stock Exchange (“NYSE”) under the symbol “SNR” and are headquartered in New York, New York.

We operate in two reportable segments: (1) Managed Properties and (2) Triple Net Lease Properties.

Managed Properties – We have engaged property managers to manage 81 of our properties on a day-to-day basis under the Managed Properties segment. These properties consist of 51 independent living (“IL”) facilities and 30 assisted living/memory care (“AL/MC”) facilities. Our managed properties are managed by Holiday Retirement (“Holiday”), a portfolio company that is majority owned by private equity funds managed by an affiliate of FIG LLC (the “Manager”), a subsidiary of Fortress Investment Group LLC (“Fortress”), FHC Property Management LLC (together with its subsidiaries, “Blue Harbor”), an affiliate of the Manager, Jerry Erwin Associates, Inc. (“JEA”), Thrive Senior Living LLC (“Thrive”), Grace Management, Inc. (“Grace”) and Watermark Retirement Communities, Inc. (“Watermark”), collectively, the “Property Managers,” under property management agreements (the “Property Management Agreements”). Under the Property Management Agreements, the Property Managers are responsible for the day-to-day operations of our senior housing properties and are entitled to a management fee in accordance with the terms of the Property Management Agreements.

Our Property Management Agreements have initial five-year or ten-year terms, with successive, automatic one-year renewal periods. We pay property management fees of 5% to 7% of effective gross income pursuant to our Property Management Agreements with Holiday and, in some cases, Holiday is eligible to earn an incentive fee based on operating performance. We pay property management fees of 3% to 7% of gross revenues and, for certain properties, i) a property management fee based on a percentage of net operating income and ii) when eligible, an incentive fee based on operating performance, pursuant to our Property Management Agreements with other managers.

Triple Net Lease Properties – We own 52 properties subject to triple net lease arrangements (substantially all of which are leased to Holiday). These properties consist of 51 IL properties and 1 rental Continuing Care Retirement Community (“CCRC”). In a triple net lease arrangement, the lessee agrees to operate and maintain the property at its own expense, including maintenance, utilities, taxes, insurance, repairs, capital improvements and the payroll expense of property-level employees. Our triple net lease agreements have initial terms of approximately 15 or 17 years and include renewal options and annual rent increases ranging from 2.5% to 4.5%.